UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--56.8%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
5/1/15	0.13	154,000,000		154,000,000
5/1/15	0.16	280,000,000	a	280,001,694
5/6/15	0.17	225,000,000	a	224,967,300
5/20/15	0.15	70,000,000	a	70,038,843
5/20/15	0.15	180,000,000	a	180,120,676
5/26/15	0.17	100,000,000	a	100,086,108
6/5/15	0.10	100,000,000		99,990,278
6/10/15	0.12	50,000,000		49,993,333
8/26/15	0.13	50,000,000		49,978,875
10/7/15	0.12	100,000,000	a	100,000,000
11/13/15	0.20	10,000,000		9,989,111
Federal Home Loan Bank:
5/1/15	0.00	118,700,000		118,700,000
5/1/15	0.13	50,000,000		50,000,000
5/18/15	0.07	25,000,000		24,999,174
5/22/15	0.12	100,000,000		99,993,000
6/3/15	0.14	110,000,000		109,985,883
6/5/15	0.14	77,000,000		76,989,594
7/8/15	0.14	139,880,000		139,843,009
7/22/15	0.08	1,000,000,000		999,808,667
7/24/15	0.12	400,000,000		399,981,343
7/29/15	0.12	139,100,000		139,057,469
8/19/15	0.14	179,150,000	a	179,182,898
8/21/15	0.10	400,000,000		399,985,708
8/21/15	0.14	160,000,000		159,931,804
8/25/15	0.10	350,000,000		349,987,077
9/11/15	0.15	200,000,000		199,889,167
9/15/15	0.16	150,000,000		150,021,127
9/25/15	0.17	250,000,000		250,026,188
10/15/15	0.24	250,000,000		249,985,605
11/4/15	0.19	400,000,000		399,975,267
1/22/16	0.24	200,000,000		199,645,333
3/7/16	0.30	250,000,000		249,352,083
4/15/16	0.30	100,000,000		99,942,840
Federal Home Loan Mortgage Corp.:
5/5/15	0.10	300,000,000	b	299,996,667
5/11/15	0.09	25,000,000	b	24,999,375
5/25/15	0.17	500,000,000	a,b	500,000,000
5/27/15	0.12	225,000,000	b	224,980,500
5/29/15	0.12	400,000,000	b	399,962,667
6/2/15	0.14	100,000,000	b	99,988,000
6/17/15	0.12	100,000,000	b	99,984,333
6/24/15	0.09	250,000,000	b	249,966,250
7/23/15	0.15	200,000,000	b	199,933,139
9/11/15	0.17	61,275,000	b	61,237,070

11/17/15	0.16	30,482,000	b	31,233,867
Federal National Mortgage Association:
5/21/15	0.10	269,000,000	b	268,985,056
5/26/15	0.21	361,000,000	a,b	360,935,905
6/1/15	0.14	170,000,000	b	169,979,506
7/21/15	0.17	200,000,000	a,b	199,984,940
8/17/15	0.13	450,000,000	b	449,821,500
9/28/15	0.19	210,062,000	b	210,323,860
12/1/15	0.19	100,000,000	b	99,890,028
3/14/16	0.28	170,000,000	b	169,579,533
Total U.S. Government Agencies
(cost $10,488,231,650)				10,488,231,650

U.S. Treasury Bills--2.3%
5/21/15	0.03	22,000,000		21,999,694
6/18/15	0.01	150,000,000		149,998,000
7/30/15	0.07	250,000,000		249,954,688
Total U.S. Treasury Bills
(cost $421,952,382)				421,952,382

U.S. Treasury Notes--.2%
9/30/15
(cost $30,013,411)	0.14	30,000,000		30,013,411

Repurchase Agreements--40.7%
ABN AMRO Bank N.V.
dated 4/30/15, due 5/1/15 in the amount of
$200,000,556 (fully collateralized by $28,375,619
U.S. Treasury Bonds, 2.75%-7.88%, due
2/15/21-8/15/43, value $34,977,481, $17,862,428 U.S.
Treasury Inflation Protected Securities, 1.13%-3.63%,
due 7/15/16-4/15/28, value $21,571,339 and
$143,758,118 U.S. Treasury Notes, 0.25%-2.75%, due
7/15/15-2/15/24, value $147,451,180)	0.10	200,000,000		200,000,000
Bank of Nova Scotia
dated 4/30/15, due 5/1/15 in the amount of
$400,001,111 (fully collateralized by $300,211 U.S.
Treasury Bills, due 6/18/15-6/25/15, value $300,211,
$39,744,000 U.S. Treasury Bonds, 2.50%-9.88%, due
11/15/15-2/15/45, value $43,906,743, $88,639,368 U.S.
Treasury Inflation Protected Securities, 0.13%-3.63%,
due 7/15/17-2/15/44, value $114,229,755 and
$237,715,042 U.S. Treasury Notes, 0.25%-4.63%, due
5/15/15-11/15/24, value $249,563,320)	0.10	400,000,000		400,000,000
Bank of Nova Scotia
dated 4/30/15, due 5/1/15 in the amount of
$320,000,978 (fully collateralized by $1,016 Federal
Farm Credit Bank, 0.82%, due 12/12/17, value $1,012,
$13,292,698 Federal Home Loan Bank, 1.55%-5.40%, due
3/11/16-1/25/28, value $13,689,896, $59,125,421
Federal Home Loan Mortgage Corp., Mortgage Pools,
2.18%-4.75%, due 11/17/15-2/1/45, value $60,224,747,
$242,492,019 Federal National Mortgage Association,

Mortgage Pools, 0%-5.36%, due 7/1/15-12/1/44, value
$245,106,054 , $4,933,359 Government National Mortgage
Association, Mortgage Pools, 2.50%-6%, due
3/20/36-4/20/62, value $4,440,133 and $2,366,425 U.S.
Treasury Inflation Protected Securities, 2.38%, due
1/15/17, value $2,938,171)	0.11	320,000,000	320,000,000
Barclays Capital, Inc.
dated 4/30/15, due 5/1/15 in the amount of
$145,000,403 (fully collateralized by $102,290,785
U.S. Treasury Notes, 1.50%-1.88%, due
2/28/19-11/30/21, value $103,799,938 and $57,693,265
U.S. Treasury Strips, due 10/15/17-11/15/44, value
$44,100,062)	0.10	145,000,000	145,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/15, due 5/1/15 in the amount of
$40,000,133 (fully collateralized by $30,556,000
Federal Agricultural Mortgage Corp., 2%, due 7/27/16,
value $31,397,716 and $9,401,000 Federal Farm Credit
Bank, 0.22%, due 8/4/17, value $9,402,383)	0.12	40,000,000	40,000,000
Credit Agricole CIB
dated 4/30/15, due 5/1/15 in the amount of
$600,001,667 (fully collateralized by $24,252,975
U.S. Treasury Bills, due 5/7/15-3/3/16, value
$24,251,379 , $47,938,263 U.S. Treasury Bonds,
2.50%-10.63%, due 8/15/15-2/15/45, value $58,431,093,
$1,445,888 U.S. Treasury Floating Rate Notes,
0.09%-0.11%, due 4/30/16-4/30/17, value $1,446,206,
$180,337,063 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 7/15/15-2/15/45, value
$193,908,157 , $319,480,536 U.S. Treasury Notes,
0.25%-4.88%, due 6/15/15-8/15/24, value $329,905,411
and $6,845,604 U.S. Treasury Strips, due
5/15/15-5/15/44, value $4,057,760)	0.10	600,000,000	600,000,000
Credit Agricole CIB
dated 4/30/15, due 5/1/15 in the amount of
$750,002,292 (fully collateralized by $518,869,102
Federal National Mortgage Association, Mortgage
Pools, 2.50%-6.50%, due 8/1/22-3/1/43, value
$333,663,130 , $48,243,015 Government National
Mortgage Association, Mortgage Pools, 2.46%-4.56%,
due 6/15/27-10/20/64, value $51,981,685, $1,839,469
U.S. Treasury Bills, due 6/25/15, value $1,839,469,
$96,573,375 U.S. Treasury Inflation Protected
Securities, 2%-3.88%, due 1/15/25-4/15/32, value
$156,230,183 and $218,512,875 U.S. Treasury Notes,
0.25%-2.75%, due 12/31/15-11/15/23, value
$221,285,541)	0.11	750,000,000	750,000,000
Federal Reserve Bank of New York,
dated 4/30/15, due 5/1/15 in the amount of
$2,000,002,778 (fully collateralized by $217,374,000
U.S. Treasury Bonds, 4.25%-4.50%, due
5/15/38-5/15/40, value $289,317,676 and
$1,595,406,200 U.S. Treasury Notes, 1.38%-3.50%, due

4/30/18-8/15/23, value $1,710,685,211)	0.05	2,000,000,000	2,000,000,000
HSBC USA Inc.
dated 4/30/15, due 5/1/15 in the amount of

$1,020,002,833 (fully collateralized by $397,726,200
U.S. Treasury Bonds, 2.88%-4.63%, due 2/15/40-2/15/44,
value $474,138,525 and $546,502,700 U.S. Treasury Notes,
0.25%-3.88%, due 4/15/16-11/15/23, value $566,270,542)	0.10	1,020,000,000	1,020,000,000
JPMorgan Chase & Co.
dated 4/30/15, due 5/1/15 in the amount of
$100,000,389 (fully collateralized by $1,080,076,667
Federal National Mortgage Association, Mortgage
Pools, 5.67%-8.80%, due 5/25/34-2/25/45, value
$102,000,010)	0.14	100,000,000	100,000,000
Natixis New York Branch
dated 4/30/15, due 5/1/15 in the amount of
$1,200,004,667 (fully collateralized by $146,092,560
U.S. Treasury Bonds, 2.50%-7.63%, due
11/15/24-2/15/45, value $163,430,921, $249,359,952
U.S. Treasury Inflation Protected Securities,
0.13%-2.13%, due 4/15/16-2/15/44, value $277,724,092
and $753,539,939 U.S. Treasury Notes, 0.25%-3.63%,
due 5/15/16-5/15/24, value $782,844,987)	0.14	1,200,000,000	1,200,000,000
Societe Generale
dated 4/30/15, due 5/1/15 in the amount of
$250,001,111 (fully collateralized by $57,125,000
Federal Home Loan Bank, 0.32%-2.13%, due
1/13/16-4/15/20, value $57,706,458, $99,229,000
Federal Home Loan Mortgage Corp., Mortgage Pools,
0%-1.75%, due 9/14/16-11/29/19, value $99,125,141 and
$102,176,000 Federal National Mortgage Association,
Mortgage Pools, 0%-2.63%, due 6/1/17-5/15/30, value
$98,168,551)	0.16	250,000,000	250,000,000
TD Securities (USA) LLC
dated 4/30/15, due 5/1/15 in the amount of
$480,001,333 (fully collateralized by $6,902,800 U.S.
Treasury Bonds, 3.38%-8.75%, due 5/15/17-5/15/44,
value $8,550,751, $96,790,800 U.S. Treasury Floating
Rate Notes, 0.09%-0.11%, due 4/30/16-4/30/17, value
$96,783,064 , $226,887,700 U.S. Treasury Inflation
Protected Securities, 0.13%-3.88%, due
4/15/16-2/15/45, value $276,062,202, $98,683,728 U.S.
Treasury Notes, 0.75%-4.75%, due 4/30/16-12/31/20,
value $105,209,159 and $6,745,000 U.S. Treasury
Strips, due 11/15/43, value $2,994,847)	0.10	480,000,000	480,000,000
Total Repurchase Agreements
(cost $7,505,000,000)			7,505,000,000
Total Investments (cost $18,445,197,443)		100.0%	18,445,197,443
Liabilities, Less Cash and Receivables		(.0%)	(513,168)
Net Assets		100.0%	18,444,684,275

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	18,445,197,443
Level 3 - Significant Unobservable Inputs	-
Total	18,445,197,443

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manage the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon p the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell th securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under th Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--73.2%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
5/7/15	0.07	75,000,000		74,999,167
5/8/15	0.13	50,000,000	a	50,001,059
5/12/15	0.07	45,000,000		44,998,992
5/17/15	0.15	150,000,000	a	150,004,052
5/25/15	0.13	100,000,000	a	100,000,000
5/29/15	0.05	25,000,000		24,999,028
6/4/15	0.12	25,000,000		24,997,167
6/12/15	0.04	75,000,000		74,996,500
7/17/15	0.10	25,000,000		24,994,653
10/20/15	0.13	40,000,000		39,975,155
11/13/15	0.20	5,000,000		4,994,555
11/20/15	0.20	25,000,000		24,971,805
12/2/15	0.18	22,000,000	a	22,002,621
12/21/15	0.25	32,000,000		31,999,408
Federal Home Loan Bank:
5/1/15	0.03	91,000,000		91,000,000
5/6/15	0.08	162,000,000		161,998,250
5/8/15	0.08	232,000,000		231,996,335
5/13/15	0.07	535,000,000		534,986,657
5/15/15	0.06	120,300,000		120,297,017
5/20/15	0.05	86,100,000		86,097,563
5/22/15	0.07	12,000,000		11,999,510
5/27/15	0.07	133,900,000		133,893,498
5/28/15	0.06	100,000,000		99,995,500
5/29/15	0.05	57,100,000		57,097,779
6/1/15	0.06	120,000,000		119,993,585
6/2/15	0.06	125,010,000		125,003,444
6/5/15	0.14	25,000,000		24,996,719
6/10/15	0.07	221,300,000		221,283,462
7/8/15	0.14	50,000,000		49,986,778
7/15/15	0.08	75,000,000		74,987,500
8/19/15	0.13	50,000,000		49,980,139
8/25/15	0.10	50,000,000		49,998,154
Total U.S. Government Agencies
(cost $2,939,526,052)				2,939,526,052

U.S. Treasury Bills--26.8%
5/14/15	0.02	150,000,000		149,999,187
5/21/15	0.01	100,000,000		99,999,444
6/11/15	0.00	100,000,000		100,000,000
6/25/15	0.02	151,000,000		150,996,540
7/16/15	0.02	50,000,000		49,997,889
8/6/15	0.06	100,000,000		99,985,180
8/27/15	0.07	200,000,000		199,957,389

9/17/15	0.11	50,000,000	49,978,764
9/24/15	0.11	175,000,000	174,922,438
Total U.S. Treasury Bills
(cost $1,075,836,831)			1,075,836,831
Total Investments (cost $4,015,362,883)		100.0%	4,015,362,883
Cash and Receivables (Net)		.0%	69,928
Net Assets		100.0%	4,015,432,811

a	Variable rate security--interest rate subject to periodic change.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,015,362,883
Level 3 - Significant Unobservable Inputs	-
Total	4,015,362,883

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)